Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues
Revenue from contracts with customers	€ 6,167	€ 5,735	€ 19,019	€ 17,066
EMEA
Revenues
Revenue from contracts with customers	3,369	2,578	9,435	8,849
Asia Pacific
Revenues
Revenue from contracts with customers	854	1,578	2,983	3,408
Americas
Revenues
Revenue from contracts with customers	1,944	1,579	6,601	4,809
Systems
Revenues
Revenue from contracts with customers	3,386	2,704	10,570	7,732
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	3,161	2,461	9,698	6,705
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	225	243	872	1,027
Systems | EMEA
Revenues
Revenue from contracts with customers	1,586	847	4,249	2,997
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	720	1,252	2,442	2,540
Systems | Americas
Revenues
Revenue from contracts with customers	1,080	605	3,879	2,195
Services
Revenues
Revenue from contracts with customers	2,781	3,031	8,449	9,334
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,781	3,031	8,449	9,334
Services | EMEA
Revenues
Revenue from contracts with customers	1,783	1,731	5,186	5,852
Services | Asia Pacific
Revenues
Revenue from contracts with customers	134	326	541	868
Services | Americas
Revenues
Revenue from contracts with customers	€ 864	€ 974	€ 2,722	€ 2,614